NOTE PAYABLE	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
NOTE PAYABLE

NOTE 5 – NOTE PAYABLE

On October 14, 2022, the Company issued a Demand Promissory Note (“Note”) to GK Partners ApS for which it received $40,000. The Note bears interest at 3% per annum and matures June 30, 2023. On February 16, 2023, the Company repaid the $40,000 Note and $382 of interest.